N-2	Jan. 11, 2024 shares
Cover [Abstract]
Entity Central Index Key	0001438893
Amendment Flag	true
Amendment Description	Amendment No. 15
Entity Inv Company Type	N-2
Securities Act File Number	333-276020
Investment Company Act File Number	811-22216
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	15
Entity Registrant Name	GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(800)
Local Phone Number	422-3554
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives and Policies

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective.

To seek to meet the objective of providing a high level of current income, the Fund intends to invest in income producing securities such as equity securities, convertible securities and other securities and seeks to earn short-term gains from a strategy of writing covered call options on equity securities in its portfolio. The Fund will seek dividend income through investments in equity securities such as common stock or convertible preferred stock. The Fund will seek interest income through investments in convertible or corporate bonds.

Under normal market conditions, the Fund will attempt to achieve its objectives by investing at least 80% of its assets, which includes the amount of any borrowings for investment purposes, in securities of companies principally engaged in the natural resources and gold industries. The Fund will invest at least 25% of its assets in the securities of companies principally engaged in the natural resources industry, which includes companies principally engaged in the exploration, production or distribution of natural resources, such as metals (including both precious metals—such as silver and platinum—and base (i.e., non-precious) metals—such as copper, lead, nickel and zinc), paper, food, agriculture, forestry products, water, gas, oil, sustainable energy and other commodities as well as related transportation companies and equipment manufacturers (“Natural Resources Companies”). Related transportation companies and equipment manufacturers, such as agriculture transportation vehicles and farm equipment manufacturers, are vital components of the natural resource industry and are therefore included within the definition of Natural Resources Companies. The Fund will invest at least 25% of its assets in the securities of companies principally engaged in the gold industry, which includes companies principally engaged in the exploration, mining, fabrication, processing, distribution or trading of gold or the financing, managing, controlling or operating of companies engaged in “gold-related” activities (“Gold Companies”). Companies principally engaged in the financing, managing, controlling or operating of companies engaged in “gold-related” activities include companies that own or receive royalties on the production of gold; such companies are vital components of the gold industry and are therefore included within the definition of Gold Companies.

As part of its investment strategy, the Fund intends to provide current income from short-term gains earned through an option strategy which will normally consist of writing (selling) call options on equity securities in its portfolio (“covered calls”), but may, in amounts up to 15% of the Fund’s assets, consist of writing uncovered call options on securities not held by the Fund and indices comprised of Natural Resources Companies or Gold Companies or exchange-traded funds comprised of such issuers and writing put options on securities of Natural Resource Companies or Gold Companies. When the Fund sells a call option, it generates current income from short-term gains in the form of the premium paid by the buyer of the call option, but the Fund forgoes the opportunity to participate in any increase in the value of the underlying equity security above the exercise price of the option. When the Fund sells a put option, it generates current income from short-term gains in the form of the premium paid by the buyer of the put option, but the Fund will have the obligation to buy the underlying security at the exercise price if the price of the security decreases below the exercise price of the option. Any premiums received by the Fund from writing options may result in short-term capital gains.

Gabelli Funds, LLC, a New York limited liability company, with offices at One Corporate Center, Rye, New York 10580-1422, serves as the investment adviser to the Fund.

The information contained under the heading “Additional Fund Information—Investment Objectives and Policies” in the Fund’s Annual Report is incorporated herein by reference.

Risk Factors [Table Text Block]

RISK FACTORS AND SPECIAL CONSIDERATIONS

The information contained under the heading “Additional Fund Information—Risk Factors and Special Considerations” in the Fund’s Annual Report is incorporated herein by reference.

HOW THE FUND MANAGES RISK

Investment Restrictions

The Fund has adopted certain investment limitations designed to limit investment risk and maintain portfolio diversification. These limitations are fundamental and may not be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the outstanding voting securities of the Fund (voting together as a single class subject to class approval rights of any preferred shares). See “Investment Restrictions” in the SAI and “Additional Fund Information—Investment Restrictions” in the Annual Report for a complete list of the fundamental investment policies of the Fund. The Fund may become subject to rating agency guidelines that are more limiting than its current investment restrictions in order to obtain and maintain a desired rating on its preferred shares, if any.

Interest Rate Transactions

The Fund may enter into interest rate swap or cap transactions to manage its borrowing costs, as well as to increase income. The use of such swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the “counterparty”) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on its borrowings (or the Fund’s potential variable payment obligations on fixed rate preferred shares that may have certain variable rate features). In an interest rate cap, the Fund would pay a premium to the counterparty to the interest rate cap and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay interest or preferred shares dividends when due even if the counterparty defaulted. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make interest payments or dividend payments on the preferred shares. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make interest payments or dividend payments on the preferred shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, resulting in a decline in the asset coverage for the borrowings or preferred shares. A sudden and dramatic decline in interest rates may result in a significant decline in the asset coverage. If the Fund fails to maintain the required asset coverage on any outstanding borrowings or preferred shares or fails to comply with other covenants, the Fund may be required to prepay some or all of such borrowings or redeem some or all of such shares. Any such prepayment or redemption would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transactions. Early termination of a swap could result in a termination payment by the Fund to the counterparty, while early termination of a cap could result in a termination payment to the Fund.

The Fund may enter into equity contract for difference swap transactions, for the purpose of increasing the income of the Fund. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Fund will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund intends to segregate or earmark cash or liquid assets having a value at least equal to the value of the Fund’s net payment obligations under any swap transaction, marked to market daily. The Fund will monitor any such swap with a view to ensuring that the Fund remains in compliance with all applicable regulatory investment policy and tax requirements.

If the Fund writes (sells) a credit default swap or credit default index swap, then the Fund will, during the term of the swap agreement, designate on its books and records in connection with such transaction liquid assets or cash with a value at least equal to the full notional amount of the contract.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

Outstanding Securities

The following information regarding the Fund’s authorized shares is as of January 11, 2024.

Title of Class	Amount Authorized	Amount Outstanding Amount Held by Fund or for its Account	Exclusive of Amount Held by Fund
Common Shares	Unlimited	-	16,485,684
5.20% Series A Cumulative Preferred Shares	1,200,000	-	1,084,532
Other Series of Preferred Shares	Unlimited	-	0

How The Fund Manages Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HOW THE FUND MANAGES RISK

Investment Restrictions

The Fund has adopted certain investment limitations designed to limit investment risk and maintain portfolio diversification. These limitations are fundamental and may not be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the outstanding voting securities of the Fund (voting together as a single class subject to class approval rights of any preferred shares). See “Investment Restrictions” in the SAI and “Additional Fund Information—Investment Restrictions” in the Annual Report for a complete list of the fundamental investment policies of the Fund. The Fund may become subject to rating agency guidelines that are more limiting than its current investment restrictions in order to obtain and maintain a desired rating on its preferred shares, if any.

Interest Rate Transactions

The Fund may enter into interest rate swap or cap transactions to manage its borrowing costs, as well as to increase income. The use of such swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the “counterparty”) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on its borrowings (or the Fund’s potential variable payment obligations on fixed rate preferred shares that may have certain variable rate features). In an interest rate cap, the Fund would pay a premium to the counterparty to the interest rate cap and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay interest or preferred shares dividends when due even if the counterparty defaulted. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make interest payments or dividend payments on the preferred shares. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make interest payments or dividend payments on the preferred shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, resulting in a decline in the asset coverage for the borrowings or preferred shares. A sudden and dramatic decline in interest rates may result in a significant decline in the asset coverage. If the Fund fails to maintain the required asset coverage on any outstanding borrowings or preferred shares or fails to comply with other covenants, the Fund may be required to prepay some or all of such borrowings or redeem some or all of such shares. Any such prepayment or redemption would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transactions. Early termination of a swap could result in a termination payment by the Fund to the counterparty, while early termination of a cap could result in a termination payment to the Fund.

The Fund may enter into equity contract for difference swap transactions, for the purpose of increasing the income of the Fund. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Fund will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund intends to segregate or earmark cash or liquid assets having a value at least equal to the value of the Fund’s net payment obligations under any swap transaction, marked to market daily. The Fund will monitor any such swap with a view to ensuring that the Fund remains in compliance with all applicable regulatory investment policy and tax requirements.

If the Fund writes (sells) a credit default swap or credit default index swap, then the Fund will, during the term of the swap agreement, designate on its books and records in connection with such transaction liquid assets or cash with a value at least equal to the full notional amount of the contract.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]	16,485,684
Series A Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	5.20% Series A Cumulative Preferred Shares
Outstanding Security, Authorized [Shares]	1,200,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]	1,084,532
Other Series Of Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Other Series of Preferred Shares
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]	0
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(914)
Local Phone Number	921-5070
Contact Personnel Name	John C. Ball